Income Tax Expense - Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Australian tax expense [Member]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Loss from continuing operations before income tax expense	$ (32,188,619)	$ (42,740,210)	$ (34,199,019)
Tax at the	(8,047,155)	(10,685,053)	(8,549,755)
Research and Development tax incentive	(2,342,136)	(323,145)	(1,479,371)
Accounting expenditure subject to R&D tax incentive	5,384,221	742,862	3,400,853
Accrued expenses	242,082	44,172	157,681
Amortization	(629,735)
Employee leave obligations	917	3,639	3,466
Patent costs	51,254	51,041	51,427
Share-based payments	473,837	660,045	759,472
Unrealized currency movements	43,430	(27,266)	86,276
Subtotal	3,223,870	1,151,348	2,979,804
Tax losses and other timing differences for which no deferred tax asset is recognized	4,827,533	9,533,705	5,569,951
Income tax expense
US tax expense [Member]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Loss from continuing operations before income tax expense	(5,930,262)	(5,112,545)	(374,170)
Tax at the	(1,630,822)	(1,405,950)	(102,897)
Accrued expenses	28,021	(17,719)	52,578
Amortization	(19,075)
Employee leave obligations	(13,835)	26,576	48,373
Unrealized currency (gains)/losses	(9,784)
Subtotal	(14,673)	8,857	100,951
Tax losses and other timing differences for which no deferred tax asset is recognized	1,748,787	1,493,457	39,951
Income tax expense	$ 103,292	$ 96,364	$ 38,005